Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

5. Derivative Instruments and Hedging Activities

        The following table summarizes the fair values of derivative instruments recorded in the Company's condensed consolidated balance sheets:

Derivatives Designated as Hedging Instruments	Balance Sheet Location	September 30, 2015	December 31, 2014
Interest rate caps	Other assets	$0.2	$2.7
Derivatives Not Designated as Hedging Instruments
Fuel commodity derivatives	Other current liabilities	15.7	20.6
Fuel commodity derivatives	Other long term liabilities	2.9	6.7

Total derivatives		$18.4	$24.6

        We have not offset fair value of assets and liabilities recognized for our derivative instruments.

  Interest Rate Cap

        In December 2012, the Company entered into four interest rate cap agreements to hedge the risk of a rise in interest rates and associated cash flows on its variable rate debt. The Company recorded a premium of $5.0 in other assets in the condensed consolidated balance sheets and amortizes the premium to interest expense based upon decreases in time value of the caps. Amortization expense for the nine months ended September 30, 2015 and 2014 was approximately $1.5 and $1.9, respectively. The notional amounts of the contracts aggregated were approximately $797.1 as of September 30, 2015 and expire in tranches through 2016.

  Commodity Futures Contracts

        The Company utilizes fuel derivative instruments (commodity futures contracts) as economic hedges of the risk that fuel prices will fluctuate. The Company has used financial derivative instruments for both short-term and long-term time frames and utilizes fixed price swap price agreements to manage the identified risk. We do not enter into derivative financial instruments for trading or speculative purposes.

        Changes in the fair value and settlements of the fuel derivative instruments are recorded in other income (expense), net in the condensed consolidated statements of operations and for the nine months ended September 30, 2015 and 2014 were losses of $9.5 and $0, respectively. The market price of diesel fuel is unpredictable and can fluctuate significantly. Significant volatility in the price of fuel could adversely affect the business and reduce the Company's operating margins. For fiscal 2015 and 2016, we have fuel derivative contracts to manage our exposure to fluctuations in fuel pricing and as of September 30, 2015 we have 5.9 million gallons and 13.4 million gallons, respectively under fixed price contracts with strike prices ranging from $2.20 to $2.84 per gallon. If the mean price of the high and the low exceeds the contract price per gallon, we receive the difference between the average price and the contract price (multiplied by the notional gallons) from the counterparty. If the mean average price is less than the contract price per gallon, we pay the difference to the counterparty.

Derivative Instruments and Hedging Activities
The following table summarizes the fair value of derivative instruments recorded in our consolidated balance sheets.

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2014	2013
Other	Other current assets	$—	$0.1
Interest rate caps	Other assets	2.7	6.1
Derivatives Not Designated as Hedging Instruments	Other current liabilities	$—	$—
Fuel commodity derivatives	Other current liabilities	20.6	—
Fuel commodity derivatives	Other long-term liabilities	6.7	—
Total derivatives		$24.6	$6.2

We have not offset fair value amounts recognized for our derivative instruments.
Interest Rate Swaps
We have used interest rate swaps to maintain a portion of our debt obligations at fixed market interest rates. These interest rate derivatives qualify for hedge accounting. In November 2012, we terminated these interest rate swaps in connection with our debt refinancing (Note 13) and paid approximately $7.0 upon termination. The amounts were deferred in accumulated other comprehensive income upon termination and are being amortized to interest expense over the remaining term of the original swap. The cash paid upon termination of the swaps have been classified as a change in other liabilities within “net cash provided by operating activities” in the consolidated statement of cash flows. The interest rate swap agreements that do not qualify for hedge accounting increased net interest expense by $0.0, $0.0 and $0.2 for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company also recognizes the impacts of the amortization of previously terminated interest rate swap agreements as adjustments to interest expense. The following table summarizes the impacts of periodic settlements of terminated swap agreements on the Company’s results of operations:

	Statement of Operations Classification	Year Ended December 31,
		2014	2013	2012
Terminated swap agreements	Interest expense	$—	$6.0	$1.0

Interest Rate Cap
In December 2012, the Company entered into four interest rate cap agreements to hedge the risk of a rise in interest rates and associated cash flows on the variable rate debt. The interest rate caps expire in various tranches through 2016. The Company recorded the premium of $5.0 in other assets in the consolidated balance sheet and amortizes the premium to interest expense based upon decreases in time value of the caps. Amortization expense was approximately $2.1 and $1.3 for the years ended December 31, 2014 and 2013, respectively. The aggregate notional amounts of the contracts were approximately $1,102.9 at December 31, 2014 and expire in tranches through 2016.
Commodity Futures Contracts
The Company utilizes fuel derivative instruments (commodity futures contracts) as economic hedges of the risk that fuel prices will fluctuate. The Company has used financial derivative instruments for both short-term and long-term time frames and utilizes fixed swap price agreements to manage the identified risk. We do not enter into derivative financial instruments for trading or speculative purposes.

Changes in the fair value and settlements of the fuel derivative instruments are recorded in other income (expense), net in the consolidated statements of operations. The market price of diesel fuel is unpredictable and can fluctuate significantly. Significant volatility in the price of fuel could adversely affect the business and reduce the Company’s operating margins. To manage a portion of that risk, the Company entered into commodity swap agreements that mature in 2015 for 23.8 gallons and 2016 for 13.4 gallons at weighted average prices per gallon that range from $2.20 to $2.84 per gallon. If the mean price of the high and the low of the calculation period for Gulf Coast Ultra Low Sulfur diesel pipeline platts for a gallon of diesel fuel exceeds the contract price per gallon, we receive the difference between the average price and the contract price (multiplied by the notional gallons) from the counterparty. If the average price is less than the contract price per gallon, we pay the difference to the counterparty. The change in the fair value of the Company's derivative contracts during 2014 was a decrease of $27.3, which resulted in a loss in the consolidated statements of operations.